PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	6 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Receivables
Schedule of prepaid expenses and other receivables

	September 30, 2024 (Unaudited)	March 31, 2024

Prepaid clinical research costs	$–	$1,924
Refund from Parexel	552	–
Prepaid insurance	249	575
Tax deposits	63	64
Other prepaid expenses	26	65
Other receivables	18	39
Security deposit on office lease expiring in May 2025	14	–
Total prepaid expenses and other receivables	$922	$2,667